Other Receivables - Summary of Other Receivables (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Other Receivables [Abstract]
Advances To Suppliers	€ 373	€ 416
Accrued income and prepayments	5,555	2,105
VAT receivables	18,198	10,845
Other receivables	2,215	1,458
Total other receivables	€ 26,341	€ 14,824